Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current tax (benefit) expense									$ 379	$ 499	$ 149
Deferred income tax expense (benefit)									681	320	(66)
Total tax expense	$ 359	$ 127	$ 244	$ 330	$ 252	$ 150	$ 162	$ 255	$ 1,060	$ 819	$ 83